Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 124,991	₨ 20,000
Contributions to plan, net defined benefit liability (asset)	102,340	85,006	₨ 73,902
Contributions to plan by employer, net defined benefit liability (asset)	₨ 8,692	₨ 9,728